Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Assets, fair value
Liabilities, fair value
Cash equivalents
Allowance for doubtful accounts
Write downs for obsolete finished goods
Impairment loss on goodwill		475,003
Impairment of long-lived assets
Potentially dilutive ordinary shares
Deferred tax benefit
U.S. Tax Reform [Member]
Effective federal statutory tax rate	21.00%
Income tax examination, description	The U.S. Tax Reform modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017
People's Republic of China [Member]
Effective federal statutory tax rate	25.00%	25.00%